SUPPLEMENT DATED AUGUST 9, 2007
TO DREYFUS FOUNDERS FUNDS, INC.
CLASS F PROSPECTUS DATED MAY 1, 2007
(as previously supplemented)

Dreyfus Founders International Equity Fund

The section of the Prospectus entitled “Fund Summaries – Dreyfus Founders International Equity Fund” is hereby amended on page 13 by deleting the section entitled “Portfolio Managers” in its entirety and replacing it with the following:

Portfolio Manager

International Equity Fund is managed by William S. Patzer. Mr. Patzer is a chartered financial analyst who has been the portfolio manager of the Fund since August 2007. He is a senior vice president at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been a portfolio manager for the emerging markets core equity, international core equity and international small cap disciplines since August 2007. He also has been the lead portfolio manager for The Boston Company’s global core equity strategy since November 2006. Mr. Patzer has been employed by The Boston Company since November 2005, and has also served as a research analyst covering the health care sector since that time. He also has been employed by Founders since August 2007. Mr. Patzer was formerly a senior analyst with Goldman Sachs Asset Management, covering the industrials, energy and materials sectors from 2003 to 2005. Prior to joining Goldman Sachs, he was a co-manager for the Global Value Fund at Merrill Lynch Investment Managers from 1997 to 2003. While at Merrill Lynch, he also was a senior fund analyst.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Dreyfus Founders Passport Fund

The section of the Prospectus entitled “Fund Summaries – Dreyfus Founders Passport Fund” is hereby amended on page 17 by deleting the section entitled “Portfolio Managers” in its entirety and replacing it with the following:

Portfolio Manager

Passport Fund is managed by William S. Patzer. Mr. Patzer is a chartered financial analyst who has been the portfolio manager of the Fund since August 2007. He is a senior vice president at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been a portfolio manager for the emerging markets core equity, international core equity and international small cap disciplines since August 2007. He also has been the lead portfolio manager for The Boston Company’s global core equity strategy since November 2006. Mr. Patzer has been employed by The Boston Company since November 2005, and has also served as a research analyst covering the health care sector since that time. He also has been employed by Founders since August 2007. Mr. Patzer was formerly a senior analyst with Goldman Sachs Asset Management, covering the industrials, energy and materials sectors from 2003 to 2005. Prior to joining Goldman Sachs, he was a co-manager for the Global Value Fund at Merrill Lynch Investment Managers from 1997 to 2003. While at Merrill Lynch, he also was a senior fund analyst.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Dreyfus Founders Worldwide Growth Fund

The section of the Prospectus entitled “Fund Summaries – Dreyfus Founders Worldwide Growth Fund” is hereby amended on page 19 by deleting the section entitled “Portfolio Managers” in its entirety and replacing it with the following:

Portfolio Managers

Worldwide Growth Fund is co-managed by two portfolio managers, William S. Patzer, who manages the foreign portion of the Fund, and John B. Jares, who manages the domestic portion of the Fund. Each is a Chartered Financial Analyst.

Mr. Patzer has been co-portfolio manager of the Fund since August 2007. He is a senior vice president at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been a portfolio manager for the emerging markets core equity, international core equity and international small cap disciplines since August 2007. He also has been the lead portfolio manager for The Boston Company’s global core equity strategy since November 2006. Mr. Patzer has been employed by The Boston Company since November 2005, and has also served as a research analyst covering the health care sector since that time. He also has been employed by Founders since August 2007. Mr. Patzer was formerly a senior analyst with Goldman Sachs

Asset Management, covering the industrials, energy and materials sectors from 2003 to 2005. Prior to joining Goldman Sachs, he was a co-manager for the Global Value Fund at Merrill Lynch Investment Managers from 1997 to 2003. While at Merrill Lynch, he also was a senior fund analyst.

Mr. Jares has been a portfolio manager of Worldwide Growth Fund since 2001. He is a portfolio manager at The Boston Company, where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

August 9, 2007
DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND
CLASS A, B, C, I AND T PROSPECTUS
Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on pages 7-8 by deleting the sixth and seventh paragraphs thereof and replacing them with the following:

William S. Patzer, a chartered financial analyst, has been the portfolio manager of the fund since August 2007. He is a senior vice president at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been a portfolio manager for the emerging markets core equity, international core equity and international small cap disciplines since August 2007. He also has been the lead portfolio manager for The Boston Company’s global core equity strategy since November 2006. Mr. Patzer has been employed by The Boston Company since November 2005, and has also served as a research analyst covering the health care sector since that time. He also has been employed by Founders since August 2007. Mr. Patzer was formerly a senior analyst with Goldman Sachs Asset Management, covering the industrials, energy and materials sectors from 2003 to 2005. Prior to joining Goldman Sachs, he was a co-manager for the Global Value Fund at Merrill Lynch Investment Managers from 1997 to 2003. While at Merrill Lynch, he also was a senior fund analyst.

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

August 9, 2007
DREYFUS FOUNDERS PASSPORT FUND
CLASS A, B, C, I AND T PROSPECTUS
Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on pages 9-10 by deleting the sixth and seventh paragraphs thereof and replacing them with the following:

William S. Patzer, a chartered financial analyst, has been the portfolio manager of the fund since August 2007. He is a senior vice president at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been a portfolio manager for the emerging markets core equity, international core equity and international small cap disciplines since August 2007. He also has been the lead portfolio manager for The Boston Company’s global core equity strategy since November 2006. Mr. Patzer has been employed by The Boston Company since November 2005, and has also served as a research analyst covering the health care sector since that time. He also has been employed by Founders since August 2007. Mr. Patzer was formerly a senior analyst with Goldman Sachs Asset Management, covering the industrials, energy and materials sectors from 2003 to 2005. Prior to joining Goldman Sachs, he was a co-manager for the Global Value Fund at Merrill Lynch Investment Managers from 1997 to 2003. While at Merrill Lynch, he also was a senior fund analyst.

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

August 9, 2007
DREYFUS FOUNDERS WORLDWIDE GROWTH FUND
CLASS A, B, C, I AND T PROSPECTUS
Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on pages 7-8 by deleting the sixth, seventh and eighth paragraphs thereof and replacing them with the following:

The fund is co-managed by two portfolio managers, William S. Patzer, who manages the foreign portion of the fund, and John B. Jares, who manages the domestic portion of the fund. Each is a chartered financial analyst. Mr. Patzer has been a co-portfolio manager of the fund since August 2007. He is a senior vice president at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been a portfolio manager for the emerging markets core equity, international core equity and international small cap disciplines since August 2007. He also has been the lead portfolio manager for The Boston Company’s global core equity strategy since November 2006. Mr. Patzer has been employed by The Boston Company since November 2005, and has also served as a research analyst covering the health care sector since that time. He also has been employed by Founders since August 2007. Mr. Patzer was formerly a senior analyst with Goldman Sachs Asset Management, covering the industrials, energy and materials sectors from 2003 to 2005. Prior to joining Goldman Sachs, he was a co-manager for the Global Value Fund at Merrill Lynch Investment Managers from 1997 to 2003. While at Merrill Lynch, he also was a senior fund analyst. Mr. Jares has been a portfolio manager of fund since 2001. He is a portfolio manager at The Boston Company, where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

August 9, 2007
DREYFUS FOUNDERS FUNDS, INC.
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2007
(as previously supplemented)

Investment Adviser, Distributor and Other Service Providers

The section of the Statement of Additional Information (“SAI”) entitled “Investment Adviser, Distributor and Other Service Providers – Portfolio Managers” is hereby amended on pages 41-42 by deleting the paragraph titled “Portfolio Management” and replacing it with the following:

     Portfolio Management. Founders manages each Fund's investments in accordance with the stated policies of the Fund, subject to the oversight of the Company’s Board. Founders is responsible for investment decisions and provides the Funds with portfolio managers who execute purchases and sales of securities for the relevant Fund. The portfolio managers of Balanced Fund are John B. Jares and Catherine A. Powers (co-primary portfolio managers) and Evan D. Rothschild and Christopher Pellegrino (additional portfolio managers). Messrs. Jares and Rothschild are employees of both The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, and Founders. Ms. Powers and Mr. Pellegrino are employees of both Standish Mellon Asset Management Company LLC, an affiliate of Founders, and Founders. The portfolio managers of Discovery Fund are B. Randall Watts, Jr. (primary portfolio manager) and Hans Von der Luft, each of whom is an employee of both The Boston Company and Founders. The portfolio managers of Equity Growth and Growth Funds, and the domestic portion of the Worldwide Growth Fund, are Messrs. Jares (primary portfolio manager) and Rothschild. The portfolio managers of International Equity Fund, Passport Fund and the foreign portion of the Worldwide Growth Fund are William S. Patzer (primary portfolio manager) and John Truschel, each of whom is an employee of both The Boston Company and Founders. The portfolio managers of Mid-Cap Growth Fund are Mr. Jares and Joseph S. Chin, each of whom is an employee of both The Boston Company and Founders.

The section of the SAI entitled "Investment Adviser, Distributor and Other Service Providers – Portfolio Managers – Other Accounts Managed" is hereby amended on pages 42-43 by deleting the information regarding Remi J. Browne, John W. Evers, Daniel B. LeVan and Jeffrey R. Sullivan, and adding the following information regarding William S. Patzer, as set forth below (this information is as of June 30, 2007):

William S. Patzer

	Dreyfus	Other Registered	Other Pooled	Other Accounts
	Founders Funds	Investment Companies	Investment	Managed
	Managed	Managed	Vehicles Managed
Number	3	9	4	60*
Total Assets	$230 million	$9.7 billion	$3.4 billion	$10.8 billion

*The advisory fee for 4 of these accounts, totaling approximately $496 million in assets, is based on the performance of each account.

The section of the SAI entitled "Investment Adviser, Distributor and Other Service Providers – Portfolio Managers – Ownership of Securities” is hereby amended on page 46 by deleting the information regarding Remi J. Browne, John W. Evers, Daniel B. LeVan and Jeffrey R. Sullivan, and adding the following information regarding William S. Patzer as set forth below (this information is as of June 30, 2007):

William S. Patzer

International Equity	None

Passport	None

Worldwide Growth	None